Financial assets and liabilities at fair value - Financial assets & liabilities reported at amortized cost in fair value hierarchy (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 330,710	kr 312,379
Book value of financial assets	320,399	305,065
Fair value of financial liabilities	313,433	295,283
Book value of financial liabilities	312,857	293,073
Borrowing from credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	3,486	3,678
Book value of financial liabilities	3,486	3,678
Borrowing from the public
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	10,000
Book value of financial liabilities	10,000
Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	274,552	271,549
Book value of financial liabilities	273,976	269,339
Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	41,198	43,752	kr 47,898
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	240,650	217,323
Book value of financial liabilities	240,074	216,312
Financial liabilities at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	240,650	217,323
Financial liabilities at amortized cost | Borrowing from credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	3,486	3,669
Book value of financial liabilities	3,486	3,678
Financial liabilities at amortized cost | Borrowing from credit institutions | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	3,486	3,669
Financial liabilities at amortized cost | Borrowing from the public
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	10,000
Book value of financial liabilities	10,000
Financial liabilities at amortized cost | Borrowing from the public | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	10,000
Financial liabilities at amortized cost | Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	227,164	213,654
Book value of financial liabilities	226,588	212,634
Financial liabilities at amortized cost | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	227,164	213,654
Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	267,330	243,133
Book value of financial assets	257,019	235,847
Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	3,668	1,683
Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	263,662	241,450
Cash and cash equivalents
Disclosure of detailed information about financial instruments
Fair value of financial assets	3,362	1,362
Book value of financial assets	3,362	1,362
Cash and cash equivalents | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	3,362	1,362
Book value of financial assets	3,362	1,362
Cash and cash equivalents | Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	3,362	1,362
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments
Fair value of financial assets	52,091	45,054
Book value of financial assets	50,780	43,627
Loans in the form of interest-bearing securities | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	52,091	45,054
Book value of financial assets	50,780	43,627
Loans in the form of interest-bearing securities | Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	306	321
Loans in the form of interest-bearing securities | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	51,785	44,733
Loans to credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial assets	31,424	27,133
Book value of financial assets	31,315	27,010
Loans to credit institutions | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	31,424	27,133
Book value of financial assets	31,315	27,010
Loans to credit institutions | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	31,424	27,133
Loans to the public
Disclosure of detailed information about financial instruments
Fair value of financial assets	180,453	169,612
Book value of financial assets	171,562	163,848
Loans to the public | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	180,453	169,584
Book value of financial assets	171,562	163,848
Loans to the public | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 180,453	kr 169,584